Employee Benefit Plans - benefit obligations in excess of fair value of plan assets (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 01, 2015	Feb. 23, 2014	Nov. 30, 2014		Nov. 24, 2013		Nov. 25, 2012
Pension plans, defined benefit [Member]
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year	$ 1,289,337	$ 1,233,799	$ 1,233,799		$ 1,388,650
Service cost	2,128	2,159	8,397		8,707		8,952
Interest cost	11,840	13,761	54,958		51,984		57,635
Plan participants' contribution			700		771
Actuarial loss (gain)			166,664	[1]	(114,441)	[1]
Net curtailment loss (gain)			2,093		(341)
Impact of foreign currency changes			(12,532)		1,219
Plan settlements			(102,021)	[2]	(7,909)	[2]
Special termination benefits			35		74
Net benefits paid			(62,756)	[3]	(94,915)	[3]
Benefit obligation at end of year			1,289,337		1,233,799		1,388,650
Change in plan assets [Roll Forward]
Fair value of plan assets at beginning of year	878,823	903,033	903,033		894,362
Actual return on plan assets			128,281	[4]	75,683	[4]
Employer contribution			20,046		35,064
Plan participants' contributions			700		771
Plan settlements			(102,021)	[2]	(7,909)	[2]
Impact of foreign currency changes			(8,460)		(23)
Net benefits paid			(62,756)	[3]	(94,915)	[3]
Fair value of plan assets at end of year			878,823		903,033		894,362
Unfunded status at end of year			(410,514)		(330,766)
Other postretirement benefit plans, defined benefit [Member]
Change in benefit obligation [Roll Forward]
Benefit obligation at beginning of year	134,084	135,595	135,595		155,864
Service cost	63	68	255		376		397
Interest cost	1,147	1,338	5,199		4,957		6,634
Plan participants' contribution			4,658		5,242
Actuarial loss (gain)			6,455	[1]	(10,626)	[1]
Net curtailment loss (gain)			733		0
Impact of foreign currency changes			0		0
Plan settlements			0	[2]	0	[2]
Special termination benefits			0		0
Net benefits paid			(18,811)	[3]	(20,218)	[3]
Benefit obligation at end of year			134,084		135,595		155,864
Change in plan assets [Roll Forward]
Fair value of plan assets at beginning of year	0	0	0		0
Actual return on plan assets			0	[4]	0	[4]
Employer contribution			14,153		14,976
Plan participants' contributions			4,658		5,242
Plan settlements			0	[2]	0	[2]
Impact of foreign currency changes			0		0
Net benefits paid			(18,811)	[3]	(20,218)	[3]
Fair value of plan assets at end of year			0		0		0
Unfunded status at end of year			$ (134,084)		$ (135,595)

[1]	Actuarial losses in 2014 in the Company's pension benefit plans resulted from changes in mortality rate assumptions, primarily for the Company's U.S. plans. Actuarial gains in 2013 in the Company's pension benefit plans resulted from changes in discount rate assumptions, primarily for the Company's U.S. plans. Changes in financial markets during 2014 and 2013, including a decrease and increase, respectively, in corporate bond yield indices, resulted in an increase and decrease in benefit obligations, respectively.
[2]	The increase in pension plan settlements in 2014 was primarily due to a voluntary lump-sum, cash-out program offered to vested, terminated U.S. pension plan participants in the last half of 2014. The extent of the funding from the cash-out program exceeded the settlement accounting threshold, and as such in 2014, these activities have been categorized as settlements. Pension plan assets were utilized to settle pension obligations for deferred participants that elected to participate in the program.
[3]	The decrease in pension benefits paid in 2014 was primarily due the 2013 voluntary cash-out program offered to vested, terminated U.S. pension plan participants in the first half of 2013. The extent of the funding from the cash-out program was below the settlement accounting threshold, and as such in 2013, these activities were categorized as net benefit payments. Pension plan assets were utilized to settle pension obligations for deferred participants that elected to participate in the program.
[4]	The increase in return on plan assets in 2014 was primarily due to the better-than-expected asset performance caused by the decrease in interest rates which resulted in higher returns on fixed income securities.